Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	206,760	192,457
Carrying amount, assets	$ 2,811	$ 2,223
Carrying amount, liabilities	$ 1,173	$ 4,069
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,556,000,000	121,573,000,000
Carrying amount, assets	$ 1,637	$ 1,675
Carrying amount, liabilities	1,410	3,761
Change in fair value	$ 1,330	$ (1,894)
Fair value hedges | Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	45,358,000,000	34,006,000,000
Carrying amount, assets	$ 1,715	$ 3,221
Carrying amount, liabilities	74	8
Change in fair value	$ (1,515)	$ 1,927
Weighted average rate of hedging instrument	1.30%
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	162,921	157,435,000,000
Carrying amount, assets	$ 1,749	$ 1,914
Carrying amount, liabilities	$ 966	$ 2,887
Interest rate | Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	45,358,000,000	34,006,000,000
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,556	121,572
Interest rate | Fair value hedges | Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	45,358,000,000	34,006,000,000
Carrying amount, assets	$ 1,715	$ 3,221
Carrying amount, liabilities	$ 74	$ 8
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,556,000,000	121,573,000,000
Carrying amount, assets	$ 1,637	$ 1,675
Carrying amount, liabilities	1,410	3,761
Change in fair value	$ 1,330	$ (1,894)
Derivatives | Interest rate | Fair value hedges | Issued by HSBC Holdings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	45,358,000,000	34,006,000,000
Carrying amount, assets	$ 1,715	$ 3,221
Carrying amount, liabilities	74	8
Change in fair value	$ (1,515)	$ 1,927